Schedule of investments
Delaware Ivy Multi-Asset Income Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 1.96%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	386,913	$ 370,389
Fannie Mae S.F. 30 yr
2.00% 5/1/51	380,168	330,366
3.00% 1/1/50	599,669	560,826
3.50% 8/1/49	352,780	342,781
5.00% 6/1/52	143,532	146,659

Freddie Mac S.F. 20 yr 3.00% 5/1/40	566,035	539,063
Freddie Mac S.F. 30 yr
2.00% 1/1/52	412,811	358,561
2.50% 7/1/50	1,285,863	1,163,815
Total Agency Mortgage-Backed Securities (cost $4,236,570)		3,812,460
	Principal amount
Corporate Bonds — 28.16%
Banking — 1.49%
Ally Financial 8.00% 11/1/31	705,000	784,596
Bank of America
2.551% 2/4/28 μ	320,000	291,274
2.972% 2/4/33 μ	20,000	17,057
4.375% 1/27/27 *, μ, ψ	15,000	12,484
4.571% 4/27/33 *, μ	105,000	102,311
6.125% 4/27/27 μ, ψ	40,000	38,675
Citigroup
3.057% 1/25/33 μ	25,000	21,215
3.07% 2/24/28 μ	150,000	139,254

Fifth Third Bancorp 4.337% 4/25/33 μ	50,000	47,612
Goldman Sachs Group
1.542% 9/10/27 μ	180,000	158,132
3.102% 2/24/33 μ	10,000	8,550
3.615% 3/15/28 μ	70,000	66,301

Huntington National Bank 4.552% 5/17/28 μ	250,000	248,504
JPMorgan Chase & Co.
1.953% 2/4/32 μ	285,000	228,051
4.586% 4/26/33 *, μ	40,000	39,331

KeyCorp 4.789% 6/1/33 μ	65,000	64,195
Morgan Stanley 2.475% 1/21/28 μ	20,000	18,197
PNC Financial Services Group 6.00% 5/15/27 *, μ, ψ	55,000	52,931
State Street 2.203% 2/7/28 *, μ	75,000	68,735
	Principal amount	Value (US $)
Corporate Bonds (continued)
Banking (continued)

SVB Financial Group 4.57% 4/29/33 *, μ	100,000	$ 93,978
Toronto-Dominion Bank 4.108% 6/8/27	180,000	178,147
US Bancorp
2.215% 1/27/28 μ	20,000	18,336
2.677% 1/27/33 *, μ	95,000	81,856
Wells Fargo & Co.
3.526% 3/24/28 μ	45,000	42,662
4.611% 4/25/53 μ	85,000	78,802
		2,901,186
Basic Industry — 0.47%
CP Atlas Buyer 144A 7.00% 12/1/28 #	395,000	285,818
Diamond 144A 4.625% 10/1/29 #	46,000	36,850
Newmont 2.60% 7/15/32	15,000	12,394
Novelis 144A 4.75% 1/30/30 #	620,000	516,516
Standard Industries
144A 4.375% 7/15/30 #	40,000	31,623
144A 4.75% 1/15/28 #	38,000	32,595
		915,796
Basic Materials — 0.21%
Chemours 144A 5.75% 11/15/28 #, *	455,000	388,618
EverArc Escrow 144A 5.00% 10/30/29 #	28,000	23,606
		412,224
Capital Goods — 1.62%
American Builders & Contractors Supply 144A 4.00% 1/15/28 #	76,000	65,239
American Greetings 144A 8.75% 4/15/25 #	119,000	115,885
ARD Finance 144A PIK 6.50% 6/30/27 #, >>>>>	320,000	237,882
Canpack 144A 3.875% 11/15/29 #	154,000	120,374
GFL Environmental 144A 5.125% 12/15/26 #	78,000	74,724
Lockheed Martin
3.90% 6/15/32 *	75,000	74,093
4.15% 6/15/53	65,000	60,802

Madison IAQ 144A 4.125% 6/30/28 #	38,000	31,442
Parker-Hannifin 4.25% 9/15/27	210,000	208,695
Sealed Air 144A 5.00% 4/15/29 #	220,000	205,999
NQ-IV930 [6/22] 8/22 (2383841)    1

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Principal amount	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
4.625% 1/15/29	177,000	$ 142,900
5.50% 11/15/27	1,051,000	895,126
Wesco Aircraft Holdings
144A 8.50% 11/15/24 #	748,000	396,440
144A 9.00% 11/15/26 #, *	820,000	479,097
144A 13.125% 11/15/27 #	128,000	40,262
		3,148,960
Communication Services — 0.07%
Rogers Communications
144A 3.80% 3/15/32 #	55,000	50,359
144A 4.55% 3/15/52 #	20,000	17,610

Verizon Communications 3.875% 3/1/52	75,000	63,022
		130,991
Communications — 4.91%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	806,000	692,515
Altice Financing 144A 5.75% 8/15/29 #	600,000	483,201
AMC Networks 4.25% 2/15/29 *	415,000	337,505
Arches Buyer 144A 4.25% 6/1/28 #	543,000	443,631
Consolidated Communications
144A 5.00% 10/1/28 #	122,000	97,706
144A 6.50% 10/1/28 #	620,000	528,910

Cumulus Media New Holdings 144A 6.75% 7/1/26 #, *	420,000	387,511
Digicel 144A 6.75% 3/1/23 #	575,000	346,607
Digicel Group Holdings
144A PIK 7.00% 4/21/22 #, ψ, >>	98,676	46,131
144A PIK 8.00% 4/1/25 #, >>>	203,982	143,885
PIK 10.00% 4/1/24 >>>>	657,376	641,188
Digicel International Finance
144A 8.00% 12/31/26 #	181,919	123,170
144A 8.75% 5/25/24 #	411,000	382,857
Frontier Communications Holdings
144A 5.00% 5/1/28 #	186,000	158,520
144A 5.875% 10/15/27 #	359,000	323,711
5.875% 11/1/29	310,847	239,707
144A 6.00% 1/15/30 #	200,000	154,445
144A 6.75% 5/1/29 #, *	174,000	143,596

		Principal amount	Value (US $)
Corporate Bonds (continued)
Communications (continued)

LCPR Senior Secured Financing DAC 144A 5.125% 7/15/29 #		200,000	$ 167,381
Level 3 Financing 144A 3.625% 1/15/29 #		100,000	77,294
Ligado Networks 144A PIK 15.50% 11/1/23 #, >>		953,508	519,662
Magallanes 144A 5.141% 3/15/52 #		90,000	75,659
Matterhorn Telecom 3.125% 9/15/26	EUR	69,000	61,764
McGraw-Hill Education 144A 5.75% 8/1/28 #		183,000	157,050
Nielsen Finance
144A 5.625% 10/1/28 #		283,000	263,630
144A 5.875% 10/1/30 #		236,000	217,120
Northwest Fiber
144A 6.00% 2/15/28 #		187,000	134,658
144A 10.75% 6/1/28 #		168,000	149,712

Sirius XM Radio 144A 4.125% 7/1/30 #		549,000	459,826
Sprint Capital 6.875% 11/15/28		46,000	48,507
Stagwell Global 144A 5.625% 8/15/29 #		444,000	358,008
Telesat Canada
144A 5.625% 12/6/26 #		678,000	429,337
144A 6.50% 10/15/27 #		118,000	49,796

T-Mobile USA 3.50% 4/15/31		64,000	55,390
Videotron 144A 3.625% 6/15/29 #		58,000	47,189
VTR Comunicaciones 144A 4.375% 4/15/29 #		346,000	237,242
Windstream Escrow 144A 7.75% 8/15/28 #, *		443,000	357,842
			9,541,863
Consumer Cyclical — 3.80%
Allison Transmission 144A 5.875% 6/1/29 #		440,000	410,038
Amazon.com
3.60% 4/13/32		85,000	81,935
3.95% 4/13/52		105,000	97,188

Aptiv 3.25% 3/1/32		175,000	148,880
Asbury Automotive Group
4.50% 3/1/28 *		344,830	299,618
144A 4.625% 11/15/29 #		8,000	6,621
4.75% 3/1/30		345,830	284,772
144A 5.00% 2/15/32 #		8,000	6,552

2    NQ-IV930 [6/22] 8/22 (2383841)

(Unaudited)
	Principal amount	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

AutoNation 3.85% 3/1/32 *	45,000	$ 38,828
Boyd Gaming 4.75% 12/1/27	680,000	616,828
Carnival
144A 5.75% 3/1/27 #	266,000	193,039
144A 7.625% 3/1/26 #, *	91,000	70,696
144A 9.875% 8/1/27 #	190,000	185,613
144A 10.50% 2/1/26 #	44,000	43,886

Cars.com 144A 6.375% 11/1/28 #	270,000	227,833
Ferrellgas 144A 5.375% 4/1/26 #	160,000	139,152
General Motors Financial 3.10% 1/12/32 *	180,000	144,837
Guitar Center 144A 8.50% 1/15/26 #	22,000	19,447
Hilton Domestic Operating 144A 3.75% 5/1/29 #	69,000	58,614
LBM Acquisition 144A 6.25% 1/15/29 #	148,000	95,510
Lithia Motors
144A 3.875% 6/1/29 #	199,000	169,461
144A 4.375% 1/15/31 #	149,000	127,276
144A 4.625% 12/15/27 #	15,000	13,775

Lowe's 4.25% 4/1/52	55,000	47,754
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	519,000	440,279
Magallanes
144A 3.755% 3/15/27 #	235,000	220,629
144A 4.054% 3/15/29 #, *	20,000	18,334
144A 4.279% 3/15/32 #	20,000	17,894

MajorDrive Holdings IV 144A 6.375% 6/1/29 #	669,000	459,476
Marriott Ownership Resorts 144A 6.125% 9/15/25 #	132,000	130,847
Michaels
144A 5.25% 5/1/28 #	298,000	234,819
144A 7.875% 5/1/29 #	722,000	477,971

NCL 144A 5.875% 3/15/26 #	90,000	70,904
PetSmart 144A 7.75% 2/15/29 #	650,000	586,791
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	339,000	236,403
Staples
144A 7.50% 4/15/26 #	59,000	49,082
144A 10.75% 4/15/27 #	1,117,000	740,253

Tempur Sealy International 144A 4.00% 4/15/29 #	220,000	177,650
		7,389,485
	Principal amount	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 1.26%
Charles River Laboratories International 144A 4.25% 5/1/28 #	69,000	$ 62,099
CSL Finance
144A 4.05% 4/27/29 #	40,000	39,305
144A 4.75% 4/27/52 #	50,000	47,903

Grifols Escrow Issuer 144A 4.75% 10/15/28 #	133,000	115,518
HCA 144A 3.125% 3/15/27 #, *	310,000	281,918
JBS USA 144A 3.00% 2/2/29 #	120,000	101,569
Kronos Acquisition Holdings 144A 5.00% 12/31/26 #	270,000	231,189
Performance Food Group 144A 4.25% 8/1/29 #	548,000	458,665
Pilgrim's Pride 144A 4.25% 4/15/31 #	406,000	339,982
Post Holdings 144A 4.50% 9/15/31 #	177,000	145,282
Simmons Foods 144A 4.625% 3/1/29 #	176,000	149,080
StoneMor 144A 8.50% 5/15/29 #	538,000	478,925
		2,451,435
Consumer Staples — 0.04%
Kraft Heinz Foods 3.75% 4/1/30	76,000	70,146
		70,146
Electric — 0.32%
Eversource Energy 2.90% 3/1/27 *	70,000	65,776
Fells Point Funding Trust 144A 3.046% 1/31/27 #	100,000	92,299
NextEra Energy Capital Holdings 3.00% 1/15/52	40,000	28,677
PG&E 5.25% 7/1/30 *	285,000	235,010
Vistra Operations
144A 4.30% 7/15/29 #	109,000	98,817
144A 5.00% 7/31/27 #	117,000	106,603
		627,182
Energy — 4.74%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	84,000	74,039
144A 7.00% 11/1/26 #	214,000	199,305
144A 8.25% 12/31/28 #	18,000	17,168

NQ-IV930 [6/22] 8/22 (2383841)    3

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Principal amount	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Bellatrix Exploration
8.50% 9/11/23	177,000	$ 0
12.50% 12/15/23	193,000	0

BP Capital Markets America 2.721% 1/12/32	155,000	133,591
Callon Petroleum
144A 7.50% 6/15/30 #	145,000	133,644
144A 8.00% 8/1/28 #, *	465,000	447,365

Civitas Resources 144A 5.00% 10/15/26 #	122,000	109,668
CNX Resources 144A 6.00% 1/15/29 #	540,000	505,445
ConocoPhillips 3.80% 3/15/52	205,000	175,882
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	172,000	153,366
144A 6.00% 2/1/29 #	36,000	31,476

Diamondback Energy 4.25% 3/15/52	20,000	16,633
DT Midstream
144A 4.125% 6/15/29 #	76,000	64,630
144A 4.375% 6/15/31 #	149,000	125,237

Energy Transfer 6.50% 11/15/26 *, μ, ψ	262,000	232,241
Genesis Energy
7.75% 2/1/28	300,000	259,935
8.00% 1/15/27	519,000	460,768
KCA Deutag UK Finance
144A 9.875% 12/1/25 #, *	34,000	32,402
9.875% 12/1/25	265,965	253,465

Laredo Petroleum 10.125% 1/15/28	440,000	436,179
Mesquite Energy 144A 7.25% 2/15/23 ‡	111,000	1,665
Moss Creek Resources Holdings
144A 7.50% 1/15/26 #	466,000	417,606
144A 10.50% 5/15/27 #, *	32,000	30,282

Murphy Oil 6.375% 7/15/28 *	885,000	826,979
NuStar Logistics
6.00% 6/1/26	441,000	413,116
6.375% 10/1/30	445,000	387,344
Occidental Petroleum
6.45% 9/15/36	200,000	205,484
6.60% 3/15/46	775,000	825,344
6.625% 9/1/30	395,000	407,569

PBF Holding 144A 9.25% 5/15/25 #, *	786,000	822,844
Southwestern Energy 5.375% 3/15/30	870,000	802,166
	Principal amount	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Sunoco 144A 4.50% 4/30/30 #	146,000	$ 118,141
TerraForm Power Operating 144A 5.00% 1/31/28 #	106,000	96,208
		9,217,187
Finance Companies — 0.09%
Air Lease
2.875% 1/15/32 *	35,000	27,355
4.65% 6/15/26 μ, ψ	183,000	152,419
		179,774
Financial Services — 1.27%
Compass Group Diversified Holdings 144A 5.25% 4/15/29 #	700,000	579,008
Highlands Holdings Bond Issuer 144A PIK 7.625% 10/15/25 #, >>	475,095	459,529
LPL Holdings 144A 4.00% 3/15/29 #	86,000	73,703
Medline Borrower
144A 3.875% 4/1/29 #	504,000	430,980
144A 5.25% 10/1/29 #	89,000	73,373

New Cotai 5.00% 2/2/27	340,864	340,864
StoneX Group 144A 8.625% 6/15/25 #	499,000	501,171
		2,458,628
Healthcare — 1.18%
Bristol-Myers Squibb 3.70% 3/15/52	245,000	211,975
CVS Health 2.70% 8/21/40	170,000	123,014
Encompass Health 4.625% 4/1/31	151,000	122,493
Endo Luxembourg Finance I 144A 6.125% 4/1/29 #	38,000	28,801
Hadrian Merger Sub 144A 8.50% 5/1/26 #	347,000	330,389
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	478,000	386,767
P&L Development 144A 7.75% 11/15/25 #	520,000	364,767
Par Pharmaceutical 144A 7.50% 4/1/27 #	454,000	346,470
US Renal Care 144A 10.625% 7/15/27 #	986,000	372,215
		2,286,891
Industrials — 0.18%
BWX Technologies 144A 4.125% 4/15/29 #, *	50,000	43,960

4    NQ-IV930 [6/22] 8/22 (2383841)

(Unaudited)
	Principal amount	Value (US $)
Corporate Bonds (continued)
Industrials (continued)
Garda World Security 144A 4.625% 2/15/27 #	364,000	$ 313,637
		357,597
Information Technology — 0.04%
Autodesk 2.40% 12/15/31	35,000	28,604
CDW 3.276% 12/1/28	45,000	38,902
		67,506
Insurance — 0.86%
Ardonagh Midco 2 144A 11.50% 1/15/27 #, >>>>>	984,953	1,030,911
Brown & Brown 4.95% 3/17/52 *	65,000	57,166
NFP 144A 6.875% 8/15/28 #	709,000	586,953
		1,675,030
Media — 1.37%
Arches Buyer 144A 6.125% 12/1/28 #	409,000	334,157
CCO Holdings
144A 4.25% 2/1/31 #	43,000	35,164
144A 4.50% 8/15/30 #	696,000	580,104
144A 5.375% 6/1/29 #, *	890,000	797,369
CSC Holdings
144A 5.00% 11/15/31 #	254,000	171,600
144A 5.375% 2/1/28 #	285,000	247,249
144A 5.75% 1/15/30 #	202,000	147,507

Directv Financing 144A 5.875% 8/15/27 #	338,000	289,431
News 144A 3.875% 5/15/29 #	71,000	61,502
		2,664,083
REIT Diversified — 0.09%
HAT Holdings I 144A 3.375% 6/15/26 #	73,000	62,969
Uniti Group 144A 4.75% 4/15/28 #	43,000	35,459
VICI Properties 4.95% 2/15/30	75,000	71,215
		169,643
REIT Multifamily — 0.02%
American Homes 4 Rent 3.625% 4/15/32	45,000	39,501
		39,501
REIT Self-Storage — 0.52%
Iron Mountain 144A 5.25% 7/15/30 #	1,150,000	1,001,995
		1,001,995
	Principal amount	Value (US $)
Corporate Bonds (continued)
Services — 0.76%
Adtalem Global Education 144A 5.50% 3/1/28 #	548,000	$ 490,058
Ahern Rentals 144A 7.375% 5/15/23 #	475,000	368,125
NESCO Holdings II 144A 5.50% 4/15/29 #	519,000	436,183
PayPal Holdings
3.90% 6/1/27 *	20,000	19,946
4.40% 6/1/32 *	55,000	54,512

Sabre GLBL 144A 9.25% 4/15/25 #	103,000	99,449
		1,468,273
Technology — 1.64%
Booz Allen Hamilton 144A 3.875% 9/1/28 #	67,000	59,403
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	85,000	73,249
144A 6.50% 10/15/28 #	203,000	167,806
Entegris Escrow
144A 4.75% 4/15/29 #	75,000	69,979
144A 5.95% 6/15/30 #	525,000	500,609

HP 5.50% 1/15/33	45,000	43,950
NCR
144A 5.00% 10/1/28 #	318,000	270,062
144A 5.125% 4/15/29 #	928,000	786,823
144A 5.25% 10/1/30 #	106,000	91,561
144A 5.75% 9/1/27 #	113,000	100,430
144A 6.125% 9/1/29 #	144,000	124,730

Sabre GLBL 144A 7.375% 9/1/25 #	42,000	39,037
SS&C Technologies 144A 5.50% 9/30/27 #	875,000	818,738
Workday
3.50% 4/1/27	10,000	9,571
3.70% 4/1/29	20,000	18,727
3.80% 4/1/32 *	20,000	18,295
		3,192,970
Telecommunication Services — 0.10%
Altice France 144A 5.125% 7/15/29 #	254,000	192,569
		192,569
Transportation — 0.19%
Burlington Northern Santa Fe
2.875% 6/15/52	55,000	41,193
4.45% 1/15/53	65,000	62,991

NQ-IV930 [6/22] 8/22 (2383841)    5

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Principal amount	Value (US $)
Corporate Bonds (continued)
Transportation (continued)

Hawaiian Brand Intellectual Property 144A 5.75% 1/20/26 #	108,000	$ 97,057
Lima Metro Line 2 Finance 144A 5.875% 7/5/34 #	97,384	96,242
Union Pacific
2.80% 2/14/32	50,000	44,559
3.375% 2/14/42	10,000	8,344
3.50% 2/14/53	25,000	20,424
		370,810
Utilities — 0.92%
Calpine
144A 5.00% 2/1/31 #, *	250,000	202,446
144A 5.125% 3/15/28 #, *	710,000	626,749

NextEra Energy Operating Partners 144A 4.50% 9/15/27 #	50,000	46,397
Vistra 144A 7.00% 12/15/26 #, *, μ, ψ	855,000	777,618
Vistra Operations 144A 4.375% 5/1/29 #	163,000	136,849
		1,790,059
Total Corporate Bonds (cost $63,899,520)		54,721,784

Municipal Bonds — 0.08%
Commonwealth of Puerto Rico
Series A-1 3.045% 7/1/24^	6,941	6,356
Series A-1 4.00% 7/1/33	13,494	12,396
Series A-1 4.00% 7/1/35	12,129	10,894
Series A-1 4.00% 7/1/37	10,410	9,240
Series A-1 4.00% 7/1/41	14,154	12,290
Series A-1 4.00% 7/1/46	14,720	12,403
Series A-1 4.38% 7/1/33^	17,366	9,780
Series A-1 5.25% 7/1/23	7,536	7,675
Series A-1 5.625% 7/1/27	14,892	15,862
Series A-1 5.625% 7/1/29	14,651	15,759
Series A-1 5.75% 7/1/31	14,231	15,574
Series C 2.637% 11/1/43•	67,047	33,440
Total Municipal Bonds (cost $179,300)		161,669

Non-Agency Commercial Mortgage-Backed Securities — 0.42%
BANK
Series 2020-BN26 A4 2.403% 3/15/63	220,000	192,703
Series 2021-BN32 A5 2.643% 4/15/54	250,000	220,331
	Principal amount	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	225,000	$ 195,253
Series 2022-B33 A5 3.458% 3/15/55	225,000	210,530
Total Non-Agency Commercial Mortgage-Backed Securities (cost $799,665)		818,817

Loan Agreements — 6.14%
Advantage Sales & Marketing Tranche B-1 6.166% (LIBOR02M + 4.50%) 10/28/27 •	1,030,653	950,456
Amynta Agency Borrower Tranche B 1st Lien 6.166% (LIBOR01M + 4.50%) 2/28/25 •	992,714	960,451
Ankura Consulting Group 1st Lien 6.14% (SOFR01M + 4.50%) 3/17/28 •	170,340	160,971
Applied Systems 2nd Lien 7.75% (LIBOR03M + 5.50%) 9/19/25 •	457,991	443,869
Ascent Resources Utica Holdings 2nd Lien 10.021% (LIBOR03M + 9.00%) 11/1/25 •	133,000	140,315
Asurion Tranche B3 2nd Lien 6.916% (LIBOR03M + 5.25%) 1/31/28 •	250,000	217,125
Atlas CC Acquisition Tranche C 1st Lien 5.825% (LIBOR03M + 4.25%) 5/25/28 •	0	0
CNT Holdings I 2nd Lien 7.94% (LIBOR01M + 6.75%) 11/6/28 •	243,000	234,191
Consolidated Communications Tranche B-1 5.188% (LIBOR01M + 3.50%) 10/2/27 •	178,501	158,531
CP Atlas Buyer Tranche B 5.416% (LIBOR01M + 3.75%) 11/23/27 •	558,048	490,525
CPC Acquisition 1st Lien 6.00% (LIBOR03M + 3.75%) 12/29/27 •	87,887	77,487
CPC Acquisition 2nd Lien 10.00% (LIBOR03M + 7.75%) 12/29/28 •	57,000	50,801

6    NQ-IV930 [6/22] 8/22 (2383841)

(Unaudited)
	Principal amount	Value (US $)

Loan Agreements (continued)
Delta Topco 1st Lien 5.836% (LIBOR03M + 3.75%) 12/1/27 •	625	$ 569
Edelman Financial Engines Center 2nd Lien 8.416% (LIBOR01M + 6.75%) 7/20/26 •	1,962	1,808
Electron Bidco 4.666% (LIBOR01M + 3.00%) 11/1/28 •	249,375	233,997
Endo Luxembourg Finance I 6.688% (LIBOR01M + 5.00%) 3/27/28 •	246,875	189,477
Ensemble RCM 4.989% (LIBOR03M + 3.75%) 8/3/26 •	246,203	238,878
First Student Bidco Tranche B TBD 7/21/28 X, •	456	412
Foresight Energy Operating Tranche A 10.251% (LIBOR03M + 8.00%) 6/30/27 •	213,620	213,620
Form Technologies Tranche B 6.006% (LIBOR03M + 4.75%) 7/22/25 •	1,321,828	1,216,082
Frontier Communications Tranche B 6.063% (LIBOR03M + 3.75%) 5/1/28 •	246,875	231,908
Geon Performance Solutions 6.166% (LIBOR01M + 4.75%) 8/18/28 •	248,125	235,874
Gulf Finance 8.496% (LIBOR01M + 6.75%) 8/25/26 •	190,084	141,850
Intelsat Jackson Holdings TBD 7/13/22	93,735	86,002
Ivanti Software 5.611% (LIBOR03M + 4.00%) 12/1/27 •	58,094	49,767
Jones DesLauriers Insurance Management 6.063% (CDOR03M + 4.25%) 3/27/28 X	125,999	91,524
Jones DesLauriers Insurance Management 1st Lien 6.063% (CDOR03M + 4.25%) 3/27/28 •	552,743	399,356
Jones DesLauriers Insurance Management 2nd Lien 9.313% (CDOR03M + 7.50%) 3/26/29 •	281,669	204,600
	Principal amount	Value (US $)

Loan Agreements (continued)
Jones DesLauriers Insurance Management 2nd Lien TBD 10.128% 3/26/29 X	28,331	$ 20,579
Lealand Finance Company 4.666% (LIBOR01M + 3.00%) 6/28/24 •	15,843	9,902
LSF11 A5 HoldCo 5.14% (LIBOR01M + 3.50%) 10/13/28 •	249,375	234,023
Madison Iaq 4.524% (LIBOR03M + 3.25%) 6/21/28 •	247,500	226,277
Medline Borrower 4.916% (LIBOR01M + 3.25%) 10/23/28 •	249,375	231,741
Michaels Tranche B 6.50% (LIBOR03M + 4.25%) 4/15/28 •	286,453	238,233
Mileage Plus Holdings 7.313% (LIBOR03M + 5.25%) 6/21/27 •	176,815	175,627
MLN US HoldCo Tranche B 1st Lien 5.62% (LIBOR01M + 4.50%) 11/30/25 •	924,169	625,355
MLN US HoldCo Tranche B 2nd Lien 9.87% (LIBOR01M + 8.75%) 11/30/26 •	470,000	336,990
MPH Acquisition Holdings 5.825% (LIBOR03M + 4.25%) 9/1/28 •	174,752	161,536
Peraton Tranche B 1st Lien 5.416% (LIBOR01M + 3.75%) 2/1/28 •	252,311	237,645
Polaris Newco 1st Lien 5.666% (LIBOR01M + 4.00%) 6/2/28 •	248,125	229,864
Riverbed Technology 2nd Lien TBD 7.50% 12/31/26 X	2,250,933	281,817
Sovos Compliance 1st Lien 6.166% (LIBOR01M + 4.50%) 8/11/28 •	212,119	200,541
Sovos Compliance 1st Lien 6.152% (LIBOR01M + 4.50%) 8/12/28 •	36,815	34,806
Swf Holdings I 5.595% (LIBOR01M + 4.00%) 10/6/28 •	169,000	139,143

NQ-IV930 [6/22] 8/22 (2383841)    7

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Principal amount	Value (US $)

Loan Agreements (continued)
Trident TPI Holdings 1st Lien Tranche B-3
6.25% (LIBOR01M + 4.00%) 9/15/28 •	217,302	$ 204,264
6.25% (LIBOR01M + 4.00%) 9/15/28 •	26,289	24,481

U.S. Renal Care Tranche B 1st Lien 6.688% (LIBOR01M + 5.00%) 6/26/26 •	445,308	307,958
United Airlines Tranche B 5.392% (LIBOR01M + 3.75%) 4/21/28 •	246,875	229,717
United PF Holdings 1st Lien 10.751% (LIBOR03M + 8.50%) 12/30/26 •	133,620	130,279
Waterbridge Midstream Operating 7.392% (LIBOR03M + 5.75%) 6/22/26 •	154	148
Women's Care Holdings 5.739% (LIBOR03M + 4.50%) 1/15/28 •	247,500	232,650
Total Loan Agreements (cost $14,726,779)		11,934,022

US Treasury Obligations — 1.35%
US Treasury Bonds
2.25% 2/15/52 *	105,000	86,444
2.875% 5/15/52	55,000	51,962

US Treasury Floating Rate Note 1.784% (USBMMY3M + -0.08%) 4/30/24 •	400,000	399,727
US Treasury Notes
2.50% 5/31/24	415,000	411,288
2.625% 4/15/25	720,000	712,266
2.75% 5/15/25	965,000	957,687
Total US Treasury Obligations (cost $2,629,181)		2,619,374
	Number of shares
Common Stocks — 51.02%
Basic Materials — 0.93%
Eastman Chemical	50	4,488
Hudbay Minerals	61,514	250,977
Kinross Gold	85,937	307,654
Nutrien *	10,649	848,619
Wheaton Precious Metals	11,118	400,582
		1,812,320
	Number of shares	Value (US $)
Common Stocks (continued)
Blue Chip Medical Products — 0.00%
AstraZeneca	50	$ 6,573
		6,573
Communication Services — 1.30%
Cellnex Telecom 144A #	15,703	609,364
Deutsche Telekom	300	5,957
Orange	112,040	1,317,366
Vantage Towers	21,199	590,932
		2,523,619
Communications — 0.00%
Publicis Groupe	100	4,890
		4,890
Consumer Cyclical — 0.12%
Studio City International Holdings ADR †	35,484	76,290
Studio City International Holdings ADR †	60,131	129,282
True Religion Apparel †	2	36,636
		242,208
Consumer Discretionary — 2.56%
adidas AG	7,770	1,374,141
H & M Hennes & Mauritz Class B *	69,840	834,004
Sodexo	21,230	1,491,950
Swatch Group	5,330	1,264,594
VF	60	2,650
		4,967,339
Consumer Staples — 11.05%
Archer-Daniels-Midland	4,855	376,748
Asahi Group Holdings	22,400	733,844
Bunge	5,588	506,776
Clorox	13,250	1,867,985
Conagra Brands	39,540	1,353,850
Danone	27,320	1,524,833
Diageo	41,030	1,763,337
Essity Class B	58,930	1,538,669
Euroapi †	2	32
Ingredion	16,760	1,477,562
Kao *	32,000	1,290,566
Kimberly-Clark	14,310	1,933,996
Kirin Holdings *	300	4,726
Koninklijke Ahold Delhaize	69,660	1,814,785
Lamb Weston Holdings	34,350	2,454,651
Lawson	100	3,331
Nestle	19,960	2,330,008
Procter & Gamble	30	4,314
Seven & i Holdings	12,800	496,887

8    NQ-IV930 [6/22] 8/22 (2383841)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Unilever	100	$ 4,530
		21,481,430
Energy — 4.70%
Aker BP †	143	4,954
APA Group	38,612	300,367
Archaea Energy †	35,235	547,200
Chesapeake Energy *	4,251	344,756
Enbridge	14,847	627,007
Enviva	12,205	698,370
EOG Resources	8,233	909,253
EQT	9,005	309,772
Foresight Energy †	31,163	462,462
Kimbell Royalty Partners *	43,618	683,930
Occidental Petroleum	7,113	418,813
Orron Energy *	150	102
Parex Resources	27,446	464,825
Schlumberger	19,446	695,389
Shell	51,544	1,338,968
TC Energy	11,527	597,126
Valero Energy	6,624	703,999
Westmoreland Coal †	7,276	18,372
		9,125,665
Financial Services — 0.00%
New Cotai †	318,315	4,860
		4,860
Financials — 0.01%
3i Group	400	5,398
ORIX	300	5,032
Tokio Marine Holdings	100	5,825
Zurich Insurance Group	10	4,349
		20,604
Healthcare — 6.44%
CVS Health	50	4,633
Fresenius Medical Care AG & Co.	32,390	1,616,710
Henry Schein †	23,420	1,797,251
Merck & Co.	24,360	2,220,901
Novo Nordisk Class B	17,390	1,928,751
Pfizer	32,380	1,697,683
Roche Holding	3,990	1,331,393
Sanofi	50	5,048
Smith & Nephew	136,310	1,904,049
		12,506,419
Industrials — 4.75%
Aena SME 144A #, †	4,629	588,179
ALEATICA †	772,694	643,607
Atlas Arteria	112,630	626,607
CCR	260,686	626,131
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Enav 144A #, †	156,901	$ 655,396
Intertek Group	19,070	976,377
ITOCHU	100	2,703
Knorr-Bremse	11,260	642,152
Makita	19,500	486,063
Otis Worldwide	7,260	513,064
Parker-Hannifin	2,090	514,245
Raytheon Technologies	50	4,806
Sacyr *	246,230	591,936
Schneider Electric	30	3,549
Securitas Class B *	123,430	1,063,237
Siemens	50	5,087
Transurban Group	63,955	634,804
Vinci	7,292	649,235
		9,227,178
Information Technology — 2.57%
Amadeus IT Group †	40,810	2,273,485
Cisco Systems	100	4,264
SAP	18,630	1,697,161
Visa Class A *	5,140	1,012,015
		4,986,925
Materials — 3.22%
Air Liquide	14,006	1,880,493
Anglo American	18,325	655,157
BHP Group	44,752	1,274,215
CF Industries Holdings	3,736	320,287
CRH	200	6,917
ERO Copper †	35,387	298,832
Newmont	11,040	658,757
Pan American Silver	11,998	235,728
Vale ADR	63,275	925,713
		6,256,099
Real Estate — 0.89%
Mitsubishi Estate	25,500	370,058
Mitsui Fudosan	9,900	212,878
Nyfosa	7,420	55,488
Tokyo Tatemono *	15,700	216,268
Weyerhaeuser	26,482	877,084
		1,731,776
REIT Diversified — 1.44%
Abacus Property Group	5,110	9,065
Activia Properties	25	74,532
Ascendas Real Estate Investment Trust	54,100	110,980
Azrieli Group	1,560	109,152
Capitaland Investment	73,200	201,270
CK Asset Holdings	64,500	456,205
Digital Realty Trust	1,640	212,921

NQ-IV930 [6/22] 8/22 (2383841)    9

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Diversified (continued)
Dios Fastigheter	4,890	$ 33,963
Equinix	660	433,633
Fastighets Balder †	6,000	28,746
Hang Lung Properties	51,000	96,712
Ingenia Communities Group	71,910	197,551
Inmobiliaria Colonial Socimi	3,950	25,271
Intershop Holding	30	19,389
Mapletree Logistics Trust	173,300	209,562
New World Development	24,000	86,099
NIPPON REIT Investment	75	201,209
Samhallsbyggnadsbolaget i Norden *	33,510	55,802
Stockland	7,230	18,016
Sun Hung Kai Properties	15,000	177,206
TAG Immobilien	4,130	47,132
		2,804,416
REIT Healthcare — 0.61%
Alexandria Real Estate Equities	2,870	416,236
Assura	128,800	102,540
CareTrust REIT	7,050	130,002
Healthpeak Properties	3,850	99,753
Impact Healthcare Reit	18,830	26,773
Sabra Health Care REIT	7,030	98,209
Universal Health Realty Income Trust	1,950	103,759
Welltower	2,620	215,757
		1,193,029
REIT Hotel — 0.25%
Gaming and Leisure Properties	1,320	60,535
VICI Properties	14,030	417,954
		478,489
REIT Industrial — 1.74%
Duke Realty	9,160	503,342
GLP J-Reit	60	73,275
Granite Real Estate Investment Trust	3,760	230,618
Industrial & Infrastructure Fund Investment	115	152,141
Mapletree Industrial Trust	100,900	188,829
Prologis	9,570	1,125,911
PS Business Parks	1,390	260,139
Rexford Industrial Realty	5,210	300,044
Segro	19,120	227,348
Sirius Real Estate	121,450	131,874
Tritax Big Box REIT	87,020	192,262
		3,385,783
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Lodging — 0.05%
Apple Hospitality	6,330	$ 92,861
		92,861
REIT Mall — 0.24%
Simon Property Group	4,930	467,956
		467,956
REIT Manufactured Housing — 0.25%
Equity LifeStyle Properties	5,400	380,538
Sun Communities	690	109,958
		490,496
REIT Multifamily — 1.53%
Apartment Income REIT	4,640	193,024
AvalonBay Communities	2,540	493,395
Camden Property Trust	2,190	294,511
Canadian Apartment Properties REIT	3,220	112,120
Daiwa Securities Living Investments	220	192,954
Equity Residential	5,560	401,543
Essex Property Trust	1,560	407,956
Grainger	38,240	130,897
Killam Apartment Real Estate Investment Trust	10,300	137,232
Kojamo	11,530	198,884
UDR	2,380	109,575
Vonovia	9,460	291,460
		2,963,551
REIT Office — 0.79%
Allied Properties Real Estate Investment Trust	6,020	155,224
Boston Properties	720	64,066
Castellum *	11,850	152,270
Cousins Properties	3,820	111,659
Daiwa Office Investment	20	102,594
Equity Commonwealth †	5,750	158,298
Highwoods Properties	4,950	169,240
Hudson Pacific Properties	2,930	43,481
Kilroy Realty	5,280	276,302
Piedmont Office Realty Trust Class A	13,620	178,694
Wihlborgs Fastigheter	17,460	122,121
		1,533,949
REIT Retail — 0.20%
Deutsche EuroShop *	1,300	30,244
Japan Metropolitan Fund Invest	80	62,323
Link REIT	37,023	301,967
		394,534

10    NQ-IV930 [6/22] 8/22 (2383841)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Self-Storage — 0.69%
Extra Space Storage	3,100	$ 527,372
Life Storage	2,890	322,697
Public Storage	860	268,896
Safestore Holdings	16,960	219,048
		1,338,013
REIT Shopping Center — 0.37%
Federal Realty OP	500	47,870
First Capital Real Estate Investment Trust	11,670	135,812
Regency Centers	1,330	78,882
Retail Opportunity Investments	9,890	156,064
Shopping Centres Australasia Property Group	98,010	186,041
SITE Centers	8,570	115,438
		720,107
REIT Single Tenant — 0.18%
Four Corners Property Trust	2,980	79,238
Orion Office REIT	3,120	34,195
Realty Income	2,100	143,346
Spirit Realty Capital	2,510	94,828
		351,607
REIT Specialty — 0.49%
Civitas Social Housing	53,940	51,610
Essential Properties Realty Trust	2,910	62,536
Innovative Industrial Properties	1,180	129,646
Invitation Homes	13,760	489,581
Waypoint REIT	134,900	216,026
		949,399
Services — 0.03%
Laureate Education	5,687	65,799
		65,799
Transportation — 0.33%
East Japan Railway	12,500	639,188
		639,188
Utilities — 3.29%
Constellation Energy	69	3,951
Enel	113,911	623,127
Exelon	50	2,266
Hydro One 144A #	23,022	619,011
National Grid	49,636	635,638
Orsted 144A #	6,553	684,979
PPL	22,881	620,761
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Public Service Enterprise Group	50	$ 3,164
RWE	100	3,676
Severn Trent	19,675	651,211
Snam	122,336	640,882
SSE	32,089	631,241
Terna - Rete Elettrica Nazionale	82,853	650,152
United Utilities Group	49,637	616,316
		6,386,375
Total Common Stocks (cost $112,130,998)		99,153,457

Preferred Stock — 0.00%
True Religion Apparel 0.000% ω	2	10,280
Total Preferred Stock (cost $33,831)		10,280

Exchange-Traded Funds — 4.13%
SPDR S&P Global Natural Resources ETF	17,878	931,265
Vanguard Global ex-U.S. Real Estate ETF	660	29,218
Vanguard High Dividend Yield ETF*	40,800	4,149,360
Vanguard International High Dividend Yield ETF	44,867	2,639,077
Vanguard Real Estate ETF	300	27,333
Vanguard S&P 500 ETF*	730	253,223
Total Exchange-Traded Funds (cost $8,673,585)		8,029,476
	Principal amount°
Investment Company — 0.32%
KCA Deutag International *	7,610	620,215
Total Investment Company (cost $312,010)		620,215
	Number of shares
Master Limited Partnerships — 0.29%
Black Stone Minerals	40,889	559,770
Total Master Limited Partnerships (cost $460,457)		559,770

NQ-IV930 [6/22] 8/22 (2383841)    11

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Number of shares	Value (US $)

Warrant — 0.01%
California Resources †	1,167	$ 11,985
Total Warrant (cost $101,593)		11,985

Short-Term Investments — 1.13%
Money Market Mutual Fund — 1.13%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	2,197,479	2,197,479
Total Short-Term Investments (cost $2,197,479)		2,197,479

Total Value of Securities Before Securities Lending Collateral—95.01% (cost $210,380,968)		184,650,788

Securities Lending Collateral — 3.37%
Money Market Mutual Fund — 3.37%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	6,542,805	6,542,805
Total Securities Lending Collateral (cost $6,542,805)		6,542,805

Total Value of Securities—98.38% (cost $216,923,773)		191,193,593■
Obligation to Return Securities Lending Collateral — (3.37%)		(6,542,732)
Receivables and Other Assets Net of Liabilities — 4.98%		9,682,872
Net Assets Applicable to 20,305,728 Shares Outstanding—100.00%		$194,333,733
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
*	Fully or partially on loan.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $42,581,804, which represents 21.91% of the Fund's net assets.
>>>>>	PIK. 46.15% of the income received was in cash and 53.85% was in principal.
>>	PIK. 100% of the income received was in the form of principal.
>>>	PIK. 62.50% of the income received was in cash and 37.50% was in principal.
>>>>	PIK. 80% of the income received was in cash and 20% was in principal.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after June 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
■	Includes $15,420,873 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $9,641,134.

12    NQ-IV930 [6/22] 8/22 (2383841)

(Unaudited)
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at June 30, 2022:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Trident TPI Holdings 1st Lien Tranche B-3 9/15/28	$4,649	$4,649	$4,600	$(49)
NQ-IV930 [6/22] 8/22 (2383841)    13

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	(30,297)	USD	20,819	7/1/22	$—	$(93)
BNYM	AUD	(20,202)	USD	13,883	7/5/22	—	(62)
BNYM	CAD	(14,441)	USD	11,192	7/5/22	—	(28)
BNYM	GBP	(18,880)	USD	22,869	7/1/22	—	(116)
BNYM	JPY	(1,030,250)	USD	7,579	7/5/22	—	(16)
JPMCB	CAD	(1,010,000)	USD	782,175	8/19/22	—	(2,544)
JPMCB	EUR	(525,000)	USD	550,037	8/19/22	—	(843)
Total Foreign Currency Exchange Contracts						$—	$(3,702)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
US Treasury 10 yr Notes
2	$237,063	$238,427	9/21/22	$—	$(1,364)	$2,031
US Treasury Long Bonds
2	277,250	274,625	9/21/22	2,625	—	3,375
US Treasury 2 yr Notes
4	840,063	842,447	9/30/22	—	(2,384)	2,250
Total Futures Contracts		$1,355,499		$2,625	$(3,748)	$7,656
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CDOR03M – 3 Month Canadian Dollar Offered Rate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
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(Unaudited)
Summary of abbreviations: (continued)
SPDR – Standard & Poor's Depositary Receipt
TBD – To be determined
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
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